TAXES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income tax rate	25.00%
Change in valuation allowance	$ 414,719	$ 235,240
Net operating loss carryforwards	13,315,441	1,268,811
Deferred tax assets from net operating loss carryforwards	2,353,678	317,203
Valuation allowances	$ 2,353,678	$ 317,203